SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Trade Receivables, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for bad debts	$ 1.4	$ 1.3